OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Long-term Liabilities
OTHER LONG-TERM LIABILITIES

13.	OTHER LONG-TERM LIABILITIES

Schedule of lease obligation
		December 31, 2022	December 31, 2021
		$	$
Lease obligation	(a)	1,883	116
Vehicles		69	110
Less: Current portion		(449)	(134)
		1,503	92

a)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment (Note 8) and the effect of discounting are as follows:

Schedule of long term lease liabilities
December 31, 2022
$
Undiscounted minimum lease payments:
Less than one year	485
One to two years	467
Two to three years	476
Three to six years	622
2,050
Effect of discounting	(167)
Present value of minimum lease payments – total lease liability	1,883
Less: Current portion	(418)
Long-term lease liabilities	1,465

The Company has lease agreements for office and warehouse facilities expiring October 31, 2023, March 31, 2027 and May 31, 2027. and October 31, 2023. The Company also has a lease agreement for a vehicle expiring on November 30, 2025.